Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
C000024616
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000170835
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000024617
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Without Sales Load [Member] | C000024616
Average Annual Return [Line Items]
Average Annual Return, Percent	5.20%	(1.05%)	1.00%
Without Sales Load [Member] | C000170835
Average Annual Return [Line Items]
Average Annual Return, Percent	5.32%	(1.04%)	0.98%
Without Sales Load [Member] | C000024617
Average Annual Return [Line Items]
Average Annual Return, Percent	4.95%	(1.39%)	0.65%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.81%	(0.52%)	1.51%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.81%	(0.52%)	1.51%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.81%	(0.52%)	1.51%
FEDERATED INDEX: Bloomberg US Government Bond Index (BGI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Government Bond Index
Average Annual Return, Percent	4.95%	(1.10%)	1.02%
FEDERATED INDEX: Bloomberg US Government Bond Index (BGI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Government Bond Index
Average Annual Return, Percent	4.95%	(1.10%)	1.02%
FEDERATED INDEX: Bloomberg US Government Bond Index (BGI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Government Bond Index
Average Annual Return, Percent	4.95%	(1.10%)	1.02%